Long-term Investments (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term investments [Abstract]
Common shares held	125,000	125,000
Long term investments	$ 1,000	$ 1,000